Financial Assets Delivered as Guarantee - Summary of Financial Assets Delivered as Guarantee (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Guaranteed financial assets	$ 30,620,278	$ 34,993,147
For transactions with the BCRA [member]
Disclosure of financial assets [line items]
Guaranteed financial assets	24,824,547	30,242,005
For guarantee deposits [member]
Disclosure of financial assets [line items]
Guaranteed financial assets	$ 5,795,731	$ 4,751,142